INCOME TAXES - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Valuation allowance on deferred income tax asset		(43.60%)	(17.20%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent		1.20%	(1.80%)
Effective Income Tax Rate Reconciliation, Percent	80.00%	80.00%
CHINA [Members]
PRC statutory tax rate		21.00%	21.00%
Tax rate difference in other jurisdiction		4.00%	4.00%
Non-deductible expenses		(0.50%)	(2.40%)
Non-deductible impairments for intangibles and goodwill		17.80%	(3.70%)
Effective Income Tax Rate Reconciliation, Percent		(0.10%)	(0.10%)